Commitments - Future Minimum Rentals Receivable under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	¥ 2,136	¥ 741
Not later than one year [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	530	254
Later than one year and not later than five years [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	1,306	411
Later than five years [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	¥ 300	¥ 76